United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3984

                      (Investment Company Act File Number)


                      Federated International Series, Inc.
        ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)


                       Date of Fiscal Year End: 11/30/05


                Date of Reporting Period: Quarter ended 2/28/05





Item 1.     Schedule of Investments



Federated International Bond Fund
Portfolio of Investments
February 28, 2005 (unaudited)

       Foreign
       Currency
       Par Amount
       or Principal                                                      Credit             Value in
       Amount                                                            Rating             U.S. Dollars


                          Bonds--95.6%
                          Australian Dollar--3.7%
                          State/Provincial--3.7%
       4,025,000          New South Wales, State of, Local Gov't.
                          Guarantee, 6.50%, 5/1/2006                     AAA / Aaa       $  3,221,754
       4,100,000          New South Wales, State of, Local Gov't.
                          Guarantee, (Series 12RG), 6.00%, 5/1/2012      AAA / Aaa          3,274,830
                          Total australian dollar                                           6,496,584
                          British Pound--7.8%
                          Retailers--1.1%
       1,000,000          Wal-Mart Stores, Inc., 4.75%, 1/29/2013        AA / Aa2           1,882,841
                          Sovereign--5.8%
       2,000,000          U.K. Treasury, Gilt, 4.50%, 3/7/2007           AAA / Aaa          3,826,999
       1,200,000          United Kingdom, Government of, Bond,
                          5.00%, 3/7/2008                                AAA / Aaa          2,323,878
       2,100,000          United Kingdom, Government of, Treasury
                          Bill, 5.00%, 3/7/2012                          AAA / Aaa          4,103,116
                          Total                                                             10,253,993
                          Telecommunications & Cellular--0.9%
       800,000            France Telecommunications, Unsub.,
                          (Series MTN1), 7.00%, 11/10/2005               BBB+ / Baa2        1,555,403
                          Total British Pound                                               13,692,237
                          Canadian Dollar--3.7%
                          Sovereign--3.7%
       7,450,000          Canada, Government of, 5.25%, 6/1/2012         AAA / Aaa          6,470,881
                          Euro--43.1%
                          Banking--3.9%
       1,500,000          Hypovereinsbank LUX, 3.866%, 12/18/2008        NR / Baa2          2,042,436
       3,600,000          Royal Bank of Scotland Group PLC, Bond,
                          6.77%, 3/31/2049                               A / A1             4,768,850
                          Total                                                             6,811,286
                          Beverage & Tobacco--1.7%
       2,200,000          Coca-Cola HBC Fin PLC, Company
                          Guarantee, (Series EMTN), 5.25%,
                          6/27/2006                                      A / A3             3,012,907
                          Finance - Automotive--1.5%
       2,000,000          General Motors Acceptance Corp., Note,
                          (Series EMTN), 5.75%, 2/14/2006                BBB- / Baa1        2,710,139
                          Industrial Products & Equipment--2.6%
       3,200,000          Tyco International Group SA, Company
                          Guarantee, 6.125%, 4/4/2007                    BBB / Baa3         4,518,426
                          Oil & Gas--1.2%
       1,400,000          Pemex Project Funding Master, (Series
                          REGS), 7.75%, 8/2/2007                         BBB- / Baa1        2,054,393
                          Sovereign--27.6%
       3,000,000          Bundesrepublic Deutschland, 4.00%,
                          1/4/2037                                                          3,844,539
       1,550,000          Finland, Government of, Sr. Unsub.,
                          4.25%, 7/4/2015                                AAA / Aaa          2,148,282
       1,800,000          France, Government of, Bond, 4.00%,
                          4/25/2055                                      AAA / Aaa          2,282,889
       2,250,000          France, Government of, Bond, 4.25%,
                          4/25/2019                                      AAA / Aaa          3,081,292
       4,100,000          France, Government of, Bond, 4.75%,
                          10/25/2012                                     AAA / Aaa          5,889,508
       950,000            France, Government of, O.A.T., 4.00%,
                          10/25/2009                                     AAA / Aaa          1,307,884
       2,500,000          Germany, Government of, 4.75%, 7/4/2028        AAA / Aaa          3,606,368
       2,770,000          Germany, Government of, Bond, 4.50%,
                          1/4/2013                                       AAA / Aaa          3,918,415
       3,600,000          Germany, Government of, Bond, 4.75%,
                          7/4/2034                                       AAA / Aaa          5,236,010
       2,500,000          Germany, Government of, Bond, 5.00%,
                          7/4/2011                                       AAA / Aaa          3,627,273
       2,105,000          Germany, Government of, Bond, 5.50%,
                          1/4/2031                                       AAA / Aaa          3,372,349
       900,000            Italy, Government of, Sr. Unsub., 5.00%,
                          8/1/2034                                       AA- / Aa2          1,326,521
       2,600,000          Italy, Government of, Sr. Unsub., 5.25%,
                          8/1/2017                                       AA- / Aa2          3,891,388
       3,200,000          Spain, Government of, Bond, 5.50%,
                          7/30/2017                                      AAA / Aaa          4,924,485
                          Total                                                             48,457,203
                          Supranational--0.3%
       310,000            Corp Andina De Fomento, Unsub., 6.375%,
                          6/18/2009                                      A / A2             457,241
                          Telecommunications & Cellular--4.3%
       1,200,000          Deutsche Telekom International Finance
                          BV, Company Guarantee, 6.375%, 7/11/2006       BBB+ / Baa1        1,667,636
       1,000,000          Royal KPN NV, Sub., (Series 4-1), 3.50%,
                          11/24/2005                                     BBB+ / Baa2        1,324,151
       3,300,000          Telekomunikacja Polska S.A. Eurofinance
                          BV, Company Guarantee, (Series EMTN),
                          6.625%, 3/1/2006                               BBB / Baa2         4,544,486
                          Total                                                             7,536,273
                          Total Euro                                                        75,557,868
                          French Franc--1.7%
                          Finance - Automotive--1.7%
       14,500,000         Ford Motor Credit Co., Note, 6.75%,
                          3/13/2006                                      BBB- / A3          3,034,911
                          Japanese Yen--32.4%
                          Banking--12.9%
       375,000,000        Bank Nederlandse Gemeenten, Sr. Unsub.,
                          0.80%, 9/22/2008                               AAA / Aaa          3,646,152
       350,000,000        DePfa ACS Bank, Collateral Trust, 0.75%,
                          9/22/2008                                      AAA / Aaa          3,394,036
       500,000,000        KFW International Finance, 1.75%,
                          3/23/2010                                      AAA / Aaa          5,050,937
       555,000,000        OEK Oest. Kontrollbank, Gilt, 1.80%,
                          3/22/2010                                      AAA / Aaa          5,619,282
       500,000,000        Pfandbriefstelle der Oesterreichischen
                          Landes & Hypothekenbanken, Sr. Unsub.,
                          (Series EMTN), 1.60%, 2/15/2011                NR / Aaa           4,992,587
                          Total                                                             22,702,994
                          Finance--2.9%
       175,000,000        General Electric Capital Corp., (Series
                          EMTN), 1.40%, 11/2/2006                        AAA / Aaa          1,709,489
       360,000,000        General Electric Capital Corp., Sr.
                          Unsub., 0.10%, 12/20/2005                      AAA / Aaa          3,443,145
                          Total                                                             5,152,634
                          Financial Intermediaries--2.9%
       500,000,000        Eksportfinans, Bond, 1.80%, 6/21/2010          AA+ / Aaa          5,050,220
                          Pharmaceutical--1.7%
       300,000,000        Pfizer, Inc., Bond, (Series INTL),
                          0.80%, 3/18/2008                               AAA / Aaa          2,901,379
                          Sovereign--6.3%
       417,000,000        Italy, Government of, 0.65%, 3/20/2009         AA- / Aa2          4,025,801
       400,000,000        Italy, Government of, Bond, 1.80%,
                          2/23/2010                                      AA- / Aa2          4,049,359
       340,000,000        Japan, Government of, Bond, 0.50%,
                          6/20/2013                                      AA- / A2           3,057,307
                          Total                                                             11,132,467
                          State/Provincial--2.3%
       400,000,000        Ontario, Province of, Note, (Series
                          EMTN), 1.875%, 1/25/2010                       AA / Aa2           4,059,690
                          Supranational--2.3%
       400,000,000        Inter-American Development Bank, 1.90%,
                          7/8/2009                                       AAA / Aaa          4,065,812
                          Telecommunications & Cellular--1.1%
       200,000,000        Deutsche Telekom International Finance
                          BV, Company Guarantee, 2.00%, 6/15/2005        BBB+ / Baa1        1,923,283
                          Total Japanese Yen                                                56,988,479
                          Mexican Peso--1.1%
                          Sovereign--1.1%
       24,000,000         Mexico, Government of, Bond, 8.00%,
                          12/19/2013                                     A / Baa1           1,913,324
                          Swedish Krona--0.7%
                          Sovereign--0.7%
       8,000,000          Sweden, Government of, Bond, 5.25%,
                          3/15/2011                                      AAA / Aaa          1,286,367
                          Swiss Franc--1.4%
                          Brokerage--1.4%
       2,700,000          Credit Suisse First Boston, London, Jr.
                          Sub. Note, 4.375%, 7/29/2049                   A- / A1            2,447,994
                          Total bonds
                           (identified cost $155,803,351)                                   167,888,645
                          Purchase put options--0.0%
       1,900,000          Morgan Stanley MXN PUT, USD CALL,
                          Expiration Date, 4/25/2005
                           (IDENTIFIED COST $24,558)                                        19,665
                          Repurchase Agreement--2.0%
       3,526,000          Interest in $2,000,000,000 joint
                          repurchase agreement with Barclays
                          Capital, Inc., 2.64%, dated 2/28/2005,
                          to be repurchased at $3,526,259 on
                          3/1/2005, collateralized  by U.S.
                          Government Agency Obligations with
                          various  maturities to 11/15/2030,
                          collateral market value $2,040,000,470
                          (AT AMORTIZED COST)                                               3,526,000
                          Total Investments -97.6%
                           (identified cost $159,353,909)(1)                                171,434,310
                          other assets and liabilities  net -2.4%                           4,109,807
                          total net assets -100%                                         $  175,544,117

1 At February 28, 2005, the cost of investments for federal tax purposes was $160,159,445. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $11,274,865. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,705,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $430,524.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated in U.S.  dollars at the foreign exchange rate in effect  at 4:00  p.m.,  Eastern  Time,  on the day the  value of the  foreign
security  is  determined.   Fixed  income,   listed  corporate  bonds,  unlisted
securities and private placement  securities are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing  service.
Short-term  securities  are valued at the  prices  provided  by and  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by  and  under  general  supervision  of the  Board  of
Directors.




Federated International Equity Fund
Portfolio of Investments
February 28, 2005 (unaudited)

                                                                                      Value in
       Shares                                                                         U.S. Dollars
                           Common Stocks--99.5%
                           Canada--4.9%
       80,600              Alcan, Inc.                                           $    3,221,582
       360,000      (1)    Celestica, Inc.                                            4,629,600
       141,300      (1)    Glamis Gold Ltd.                                           2,458,620
       272,300             Placer Dome, Inc.                                          4,708,067
                           Total                                                      15,017,869
                           Denmark--1.6%
       466,500             GN Store Nord AS                                           5,062,578
                           France--8.9%
       220,200             AXA                                                        5,921,949
       51,300              BNP Paribas SA                                             3,722,506
       69,300              Schneider Electric SA                                      5,533,348
       18,300              Technip-Coflexip SA                                        3,249,506
       38,755              Total SA, Class B                                          9,201,221
                           Total                                                      27,628,530
                           Germany, Federal Republic Of--11.9%
       26,000              Allianz AG Holding                                         3,291,998
       230,900             Deutsche Post AG                                           5,549,297
       433,800      (1)    Deutsche Telekom AG, Class REG                             9,087,271
       55,100              SAP AG (Systeme, Anwendungen, Produkte in
                           der Datenverarbeitung)                                     8,951,549
       126,700             Siemens AG                                                 9,937,011
                           Total                                                      36,817,126
                           Hong Kong--1.4%
       461,000             Sun Hung Kai Properties                                    4,300,290
                           Hungary--0.9%
       511,100             Magyar Tavkozlesi Rt (Matav)                               2,657,852
                           Japan--21.1%
       1,300               Dentsu, Inc.                                               3,457,050
       71,300              Fanuc Ltd.                                                 4,692,405
       43,300              Fast Retailing Co. Ltd.                                    2,866,233
       64,600              Honda Motor Co. Ltd.                                       3,466,673
       28,500              Hoya Corp.                                                 3,094,270
       62,200              Itoen Ltd.                                                 3,230,783
       150,600             Japan Synth Rubber                                         3,140,501
       424,000             Matsushita Electric Industrial Co.                         6,347,427
       800                 Mitsubishi Tokyo Financial Group, Inc.                     7,300,555
       175,000             Seven-Eleven Japan                                         5,323,321
       299,000             Sharp Corp.                                                4,767,869
       653,000             Shimizu Corp.                                              3,210,656
       916,000             Sumitomo Chemical Co.                                      4,889,306
       149,500             Toyota Motor Corp.                                         5,820,404
       96,000              Yamanouchi Pharmaceutical Co. Ltd.                         3,406,926
                           Total                                                      65,014,379
                           Netherlands--3.5%
       129,000             ABN AMRO Holdings NV                                       3,551,253
       387,400      (1)    ASM Lithography Holding NV                                 7,166,275
                           Total                                                      10,717,528
                           Russia--2.2%
       88,000              Gazprom, ADR                                               3,216,400
       82,550              Surgutneftegaz, ADR                                        3,450,590
                           Total                                                      6,666,990
                           Singapore--1.4%
       532,000             Oversea-Chinese Banking Corp. Ltd.                         4,461,216
                           Spain--1.3%
       146,100             Repsol YPF SA                                              3,977,505
                           Switzerland--7.3%
       126,600             Compagnie Financiere Richemont AG                          4,005,984
       49,800              Holcim Ltd.                                                3,305,993
       88,600              Lonza AG                                                   5,534,639
       12,600              Nestle SA                                                  3,498,795
       59,425              Roche Holding AG                                           6,267,920
                           Total                                                      22,613,331
                           Taiwan, Province Of China--4.6%
       1,961,437           Asustek Computer, Inc.                                     5,616,728
       5,073,000    (1)    Nanya Technology Corp.                                     3,868,407
       2,701,298           Taiwan Semiconductor Manufacturing Co.                     4,780,289
                           Total                                                      14,265,424
                           United Kingdom--26.6%
       711,400             Amvescap PLC                                               4,662,892
       871,500             BAE Systems PLC                                            4,288,392
       459,700             Capita Group PLC                                           3,351,098
       220,000             Diageo PLC                                                 3,131,373
       561,239             GlaxoSmithKline PLC                                        13,409,298
       1,407,600           Hays PLC                                                   3,632,291
       244,800             InterContinental Hotels Group PLC                          3,136,163
       225,400             Reckitt Benckiser PLC                                      7,105,340
       245,800             Rio Tinto PLC                                              8,669,719
       146,147             Royal Bank of Scotland PLC, Edinburgh                      5,008,738
       275,000             Smiths Industries                                          4,514,167
       1,279,000           Tesco PLC                                                  7,504,354
       5,277,227           Vodafone Group PLC                                         13,820,678
                           Total                                                      82,234,503
                           United States--1.9%
       332,028             News Corp., Inc.                                           5,714,202
                           Total Common Stocks

                           (identified cost $245,520,488)                             307,149,323
                           Repurchase Agreement--0.4%
       1,451,000           Interest in $2,000,000,000 joint repurchase
                           agreement with Barclays Capital, Inc.,
                           2.64%, dated 2/28/2005 to be repurchased at
                           $1,451,106 on  3/1/2005, collateralized by
                           U.S. Government Agency Obligations with
                           various maturities to 11/15/2030, collateral
                           market value $2,040,000,470 (at amortized
                           cost)                                                      1,451,000
                           Total Investments -
                           99.9%
                           (identified cost $246,971,488)(2)                          308,600,323
                           other assets and liabilities - net - 0.1%                  174,004
                           total net assets - 100%                               $    308,774,327

1    Non-income producing security.

2    The cost of investments for federal tax purposes  amounts to  $246,971,488.
     The net unrealized appreciation of investments for federal tax purposes was $61,628,835. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,712,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,083,792.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated in U.S.  dollars at the foreign exchange rate in effect  at 4:00  p.m.,  Eastern  Time,  on the day the  value of the  foreign
security  is  determined.   Fixed  income,   listed  corporate  bonds,  unlisted
securities and private placement  securities are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing  service.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by  and  under  general  supervision  of the  Board  of
Directors.

The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
PLC         --Public Limited Company
SA          --Support Agreement


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005